U.S. SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                           FORM 24F-2
     ANNUAL NOTICE OF SECURITES SOLD PURSUANT TO RULE 24F-2

     READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.   Name and address of issuer:

     Jennison Mid-Cap Growth Fund, Inc.
     100 Mulberry Street
     Gateway Center Three
     Newark, New Jersey 07102-4077

2. The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):[x]

3.   Investment Company Act File Number:  811-07811

     Securities Act File Number:  333-11785

4.   (a)   Last day of fiscal year for which this Form is  filed:
     August 31, 2008

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID
ON THE REGISTRATION FEE DUE.

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)  Aggregate sale price of       $373,869,179
          securities sold during the
          fiscal year pursuant
          to section 24(f):
     (ii) Aggregate  price   of         $250,007,317
          securities redeemed or
          repurchased during
          the fiscal year:
     (iii)     Aggregate price of       $1,436,293
          securities redeemed or
          repurchased during
          any PRIOR fiscal year
          ending   no   earlier
          than October 11, 1995
          that
          were  not  previously
          used     to    reduce
          registration     fees
          payable to the
          Commission:
     (iv) Total available redemption       $251,443,610
          credits [add items 5(ii) and
          5(iii)]:

     (v)  Net sales -- if item 5(i)       $122,425,569
          is greater than Item 5(iv)
          [subtract Item 5(iv)
          from Item 5(I)]:
     (vi) Redemption    credits         $
          available for use in future
          years -- if Item 5(i) is
          less  than Item 5(iv)
          [subtract Item
          5(iv)    from    Item
          5(i)]:
     (vii)      Multiplier  for         x  0.0000393
          determining registration fee
          (See Instruction C.9):

     (viii)    Registration fee due       = $4,811.32
          [multiply Item 5(v) by Item
          5(vii)] (enter "0" if
          no fee is due):

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     0. If there is a
     number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.   Interest  due  -- if this Form is being filed more  than  90 days after the
     end of the issuer's fiscal year (see Instruction D): $0

8. Total of the amount of the registration fee due plus any interest due
     [Item 5(viii) plus Item 7]: = $4,811.32

9. Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository: November 26, 2008

     Method of Delivery: N/A

                         [  X ] Wire Transfer
                         [] Mail or other means
SIGNATURES

     This report has been signed below by the following persons on behalf of the Issuer and in the capacities and on the dates indicated.

By: (Signature and Title)     /s/       Grace    C.    Torres
                              __________________
                              Grace C. Torres
                              Treasurer

Date: November 26, 2008